8. Related-Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans due to stockholders (current and former officers and directors)
Due within one year	$ 350	$ 600	$ 3,500
Long-term	2,578	2,578	0
Loans due to stockholders	$ 2,928	$ 3,198	$ 3,500